Deferred income	12 Months Ended
Dec. 31, 2024
Deferred income
Deferred income

18Deferred income

Deferred income consists of the following:

	As of December 31,
in 000€	2024	2023	2022
Deferred maintenance and license revenue	46,948	44,905	42,780
Deferred (project) fees	4,844	5,485	7,285
Deferred government grants	7,474	1,102	933
Total	59,266	51,492	50,998
current	45,998	40,791	41,721
non-current	13,268	10,701	9,277

The deferred maintenance and license revenue consists of maintenance and license fees paid up-front which are deferred and recognized in earnings over the maintenance period or the duration of the license, respectively. Deferred maintenance and license revenue grew to K€46,948 as of December 31, 2024 from K€44,905 as of December 31, 2023. The deferred (project) fees consist of one-time and advance payments received which are deferred in accordance with the revenue accounting policies. Deferred government grants increased to K€7,474 as of December 31, 2024 from K€1,102 as of December 31, 2023, primarily due to grants related to the new production facility at ACTech. The deferred government grants are recognized as income under “other operating income”.

We refer to Note 22.1.2 for more detail on the contract liabilities.